Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	17,460,278
Granted (shares) | shares	6,473,919
Vested (shares) | shares	(6,983,868)
Forfeited (shares) | shares	(655,109)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	16,295,220
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 54.49
Granted (usd per share) | $ / shares	86.80
Vested (usd per share) | $ / shares	54.28
Forfeited (usd per share) | $ / shares	66.08
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 66.95